Description of the Business and Summary of Significant Accounting Policies - Property and Equipment (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	6 years	6 years
Gaming Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Gaming Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	6 years	6 years
Other Property and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	1 year	3 years
Other Property and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	6 years	6 years